Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 04, 2017
Registrant Name	SUNAMERICA SERIES TRUST
Central Index Key	0000892538
Amendment Flag	false
Document Creation Date	Oct. 04, 2017
Document Effective Date	Oct. 04, 2017
Prospectus Date	Oct. 04, 2017